Accounts Receivable (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	September 30, 2020	December 31 2019
Accounts receivable	$17,861,595	$16,120,327
Allowance for doubtful accounts	(72,672)	(70,874)
Accounts receivable, net	$17,788,923	$16,049,453